NOTES PAYABLE (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 15, 2023	Aug. 02, 2023	Aug. 04, 2022	Sep. 28, 2021	Jun. 24, 2020	May 01, 2020	Mar. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2023	Jun. 15, 2022
Short-Term Debt [Line Items]
Loan received					$ 130,700
Proceeds from Issuance of Debt													$ 29,282
Amortization of Debt Discount (Premium)										$ 3,654	5,694	5,694	3,654	$ 11,306
Notes Payable								170,000	$ 170,000		$ 170,000	170,000
Outstanding balance														170,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Issuance of new shares	10,000						40,000
Shares, Issued									410,000		410,000					30,000
Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of new shares		10,000
Stock option shares exercised		20,000
Investor [Member]
Short-Term Debt [Line Items]
Loan received			$ 250,000
Debt Instrument, Interest Rate, Effective Percentage			10.00%
Debt Instrument, Maturity Date			Feb. 15, 2023
Issuance of new shares			10,000
Debt instrument unpaid principal amount and interest percentage			70.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			200,000
Investments			$ 200,000
Shares issued, price per share			$ 2.00
Warrants and Rights Outstanding, Term			5 years
Debt Instrument, Description			The Investor was granted registration rights for a registration statement in connection with a subsequent offering, subject to certain exceptions. If after sixty (60) days of this offering (i) a registration statement for the common stock underlying the Warrants has gone effective, and is still effective, (ii) the 20-day volume-weighted daily average price of the Company’s common stock exceeds $6 per share, (iii) the average daily trading volume is at least 500,000 shares during such 20-day period, and (iv) an event of default under the Note has not occurred, then the Company will have the option for thirty (30) days to elect to call the Investor’s unexercised Warrants at a price per Warrant equal to $0.10 per Warrant; provided that, the Company provides the Investor with written notice of its intent to redeem, and the Investor has thirty (30) days after receipt of notice to elect to exercise the Warrants.
Proceeds from Issuance of Debt														170,000
Debt Instrument, Unamortized Discount								0				0		17,000
Amortization of Debt Discount (Premium)												0	$ 0	11,306
Notes Payable														$ 5,694
Headway Capital [Member]
Short-Term Debt [Line Items]
Fixed annual interest rate									3.33%		3.33%			3.33%
Line of credit																	$ 60,600
Short term borrowings								$ 34,128				$ 34,128		$ 46,845
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Loan received				$ 314,700	$ 130,600
Loan amount				$ 445,400
Fixed annual interest rate				3.75%	3.75%
Monthly payment				$ 2,245
Payroll Protection Program [Member]
Short-Term Debt [Line Items]
Loan received						$ 22,532